Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

American Funds® Global Growth SAST Portfolio

(the “Portfolio”)

Supplement dated December 10, 2015, to the Portfolio’s Prospectus dated May 1, 2015, as supplemented and amended to date

The table in the section entitled “Portfolio Summary: American Funds® Global Growth SAST Portfolio – Investment Adviser” under the heading Portfolio Managers is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Patricia Collete	2015	Partner – Capital World Investors
Isabelle de Wismes	2011	Partner – Capital World Investors
Galen Hoskins	2013	Partner – Capital World Investors
Jonathan Knowles	2013	Partner – Capital World Investors

In the section entitled “Management – Portfolio Management of the Master Funds,” the disclosure under the heading Master Global Growth Fund Team Members is deleted in its entirety and replaced with the following:

Isabelle de Wismes is a Partner of Capital World Investors. Ms. de Wismes has been employed with Capital Research or its affiliates for the last 22 years. Ms. de Wismes has been an equity portfolio manager for the Master Global Growth Fund for the past 3 years and has 14 years of prior experience as an investment analyst for the Master Global Growth Fund.

Jonathan Knowles is a Partner of Capital World Investors. Mr. Knowles has been employed with Capital Research or its affiliates for 23 years. Mr. Knowles has been an equity portfolio manager for the Master Global Growth Fund for the past 2 years and has 10 years of prior experience as an investment analyst for the Master Global Growth Fund.

Galen Hoskins is a Partner of Capital World Investors. Mr. Hoskins has been employed with Capital Research or its affiliates for 21 years. Mr. Hoskins has been an equity portfolio manager for the Master Global Growth Fund for the past 12 years and has 14 years of prior experience as an investment analyst for the Master Global Growth Fund.

Patrice Collete is a Partner of Capital World Investors. Ms. Collete has been employed with Capital Research or its affiliates for less than 16 years. Ms. Collete has been an equity portfolio manager for the Master Global Growth Fund for less than 1 year and has 14 years of prior experience as an investment analyst for the Master Global Growth Fund.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: SAF Version 1 Class 3